INFORMATION ABOUT GEOGRAPHIC AREAS (Tables)	12 Months Ended
Dec. 31, 2021
Revenues and Long-Lived Assets by Geographical Area	The following tables set forth revenues and long-lived assets by geographical area:

Years Ended December 31,	2021	2020	2019
Revenues:
United States	$5,636,929	$4,535,262	$4,184,206
Canada	386,780	301,727	294,040
Latin America and the Caribbean	256,483	217,939	292,116

Total revenues	$6,280,192	$5,054,928	$4,770,362

December 31,	2021	2020
Long-Lived Assets:
United States	$931,170	$799,665
Canada	175,864	180,518
Latin America and the Caribbean	17,427	19,719

Total long-lived assets	$1,124,461	$999,902